RELATED PARTY TRANSACTIONS - MATERIAL BALANCES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	[1]	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of material balances of related party transactions [line items]
Trade receivables	¥ 2,949,492				¥ 2,808,052
Prepayments and other receivables	35,106				45,536
Trade payables	614,117				710,255
Contract liabilities	203,631	$ 29,617		¥ 135,499	0
Accruals and other payables	490,521				445,922
Guangzhou Railway Group [member]
Disclosure of material balances of related party transactions [line items]
Trade receivables	586,049				132,830
Prepayments and other receivables	231				3,277
Trade payables	95,048				61,899
Payables for fixed assets and construction-in-progress	42,604				53,821
Accruals and other payables	9,212				7,390
Subsidiaries of Guangzhou Railway Group [member] | Guangzhou Railway Group [member]
Disclosure of material balances of related party transactions [line items]
Trade receivables	1,348,386				1,302,591
Prepayments and other receivables	33,726				41,052
Prepayments for fixed assets and construction-in-progress	329				4,352
Trade payables	500,385				619,509
Payables for fixed assets and construction-in-progress	211,486				220,377
Contract liabilities	1,096				0
Accruals and other payables	443,391				430,041
Guangzhou Railway Group and its subsidiaries [member] | Guangzhou Railway Group [member]
Disclosure of material balances of related party transactions [line items]
Trade receivables	1,934,435				1,435,421
Prepayments and other receivables	33,957				44,329
Prepayments for fixed assets and construction-in-progress	2,489				4,352
Trade payables	597,050				681,587
Payables for fixed assets and construction-in-progress	388,482				342,519
Contract liabilities	1,100				0
Accruals and other payables	454,670				439,509
Associates [member] | Guangzhou Railway Group [member]
Disclosure of material balances of related party transactions [line items]
Prepayments for fixed assets and construction-in-progress	2,160				0
Trade payables	1,617				179
Payables for fixed assets and construction-in-progress	134,392				68,321
Contract liabilities	4				0
Accruals and other payables	¥ 2,067				¥ 2,078

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .